Remuneration and other benefits paid to the Bank’s directors and senior managers - Post-employment (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) numberOfPayments Variable_renumeration_amt	Dec. 31, 2020 EUR (€)
Insurance
Period for investment in bank shares from date of termination	5 years
Disbursed for payment of civil liability insurance premium	€ 25,500,000	€ 19,500,000
Directors
Insurance
Provisions for employee benefits	1,825,000	2,019,000
Balances held under the welfare system	66,896,000	67,526,000
Directors | Life insurance
Insurance
Life insurance, Insured sum	€ 39,517,000	€ 40,687,000
Bank's Directors
Insurance
Pensionable base, expressed as a percent of fixed remuneration	22.00%	22.00%
Pensionable base, percent of average last three variable renumeration amounts used in determination	30.00%
Pensionable base, number of variable renumeration amounts used in determination | Variable_renumeration_amt	3
Other directors | Life insurance
Insurance
Life insurance, Insured sum	€ 0	€ 0
Ms. Ana Botin-Sanz de Sautuola y O'Shea | Directors
Insurance
Additional compensation due to director not early retiring (in percentage)	30.00%
Additional compensation due to director not early retiring, number of pays used in calculation | numberOfPayments	3
Provisions for employee benefits	€ 1,041,000	1,155,000
Balances held under the welfare system	48,075,000	49,444,000
Ms. Ana Botin-Sanz de Sautuola y O'Shea | Directors | Life insurance
Insurance
Life insurance, Insured sum	21,489,000	21,984,000
Mr. Jose Antonio Alvarez Alvarez | Directors
Insurance
Provisions for employee benefits	783,000	864,000
Balances held under the welfare system	18,821,000	18,082,000
Mr. Jose Antonio Alvarez Alvarez | Directors | Life insurance
Insurance
Life insurance, Insured sum	€ 18,028,000	€ 18,703,000